Lease liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at Opening	$ 37,149	$ 33,799
Remeasurement / new contracts	12,594	9,717
Payment of principal and interest (*)	(9,409)	(7,841)
Interest expenses	2,683	2,294
Foreign exchange gains and losses	(4,298)	7,702
Translation adjustment	4,633	(8,561)
Balance at Ending	43,352	37,149
Lease liability, current	10,037	8,542
Lease liability, non current	33,315	28,607
Transfers		39
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	5,484	6,792
Remeasurement / new contracts	3,019	1,589
Payment of principal and interest (*)	(2,669)	(2,649)
Interest expenses	491	529
Foreign exchange gains and losses	(342)	716
Translation adjustment	663	(1,493)
Balance at Ending	6,646	5,484
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	31,665	27,007
Remeasurement / new contracts	9,575	8,128
Payment of principal and interest (*)	(6,740)	(5,192)
Interest expenses	2,192	1,765
Foreign exchange gains and losses	(3,956)	6,986
Translation adjustment	3,970	(7,068)
Balance at Ending	$ 36,706	31,665
Transfers		$ 39